Channing Intrinsic Value Small-Cap Fund
Schedule of Investments
October 31, 2025 - (Unaudited)
COMMON STOCKS — 97.48% Shares Fair Value
Communication Services — 4.08%
Madison Square Garden Entertainment Corp.
(a)
4,367 $ 192,847
Nexstar Media Group, Inc. 1,017 199,057
391,904
Consumer Discretionary — 12.68%
Asbury Automotive Group, Inc.
(a)
827 194,014
Boyd Gaming Corp. 2,498 194,519
Brunswick Corp. 3,139 207,519
Installed Building Products, Inc. 718 178,229
OneSpaWorld Holdings Ltd. 9,788 227,767
Valvoline, Inc.
(a)
6,566 216,744
1,218,792
Energy — 1.53%
Northern Oil and Gas, Inc. 6,666 147,519
Financials — 20.84%
Affiliated Managers Group, Inc. 1,108 263,660
Artisan Partners Asset Management, Inc., Class A 5,220 227,905
Cadence Bank 2,561 96,652
Columbia Banking System, Inc. 9,110 244,149
Evercore, Inc., Class A 827 243,601
First American Financial Corp. 4,145 259,104
Renasant Corp. 5,983 201,208
Stifel Financial Corp. 1,990 235,676
Wintrust Financial Corp. 1,774 230,655
2,002,610
Industrials — 29.39%
ATI, Inc.
(a)
2,912 288,201
Atmus Filtration Technologies, Inc. 5,206 236,769
Brink's Co. (The) 2,503 278,233
Gates Industrial Corp. PLC
(a)
10,984 242,526
Herc Holdings, Inc. 1,871 265,776
Hexcel Corp. 4,190 299,166
McGrath RentCorp 2,123 228,095
MSA Safety, Inc. 1,537 241,355
Parsons Corp.
(a)
3,422 284,505
SPX Technologies, Inc.
(a)
1,008 225,681
Timken Co. (The) 2,970 233,175
2,823,482
Information Technology — 12.87%
Advanced Energy Industries, Inc. 1,151 233,342
Crane NXT, Inc. 2,960 187,220
FormFactor, Inc.
(a)
2,635 144,793
Littelfuse, Inc. 926 225,305
MKS, Inc. 1,761 253,074
Onto Innovation, Inc.
(a)
1,430 192,993
1,236,727

Channing Intrinsic Value Small-Cap Fund
Schedule of Investments (continued)
October 31, 2025 - (Unaudited)
COMMON STOCKS — 97.48% - (continued) Shares Fair Value
Materials — 6.61%
Avient Corp. 6,399 $ 205,216
Axalta Coating Systems Ltd.
(a)
8,247 234,792
Louisiana-Pacific Corp. 2,246 195,649
635,657
Real Estate — 7.44%
Corporate Office Properties Trust 7,962 224,290
Cushman & Wakefield plc
(a)
14,988 235,311
STAG Industrial, Inc. 6,671 255,299
714,900
Utilities — 2.04%
Southwest Gas Holdings, Inc. 2,472 196,524
Total Common Stocks (Cost $7,827,910) 9,368,115
MONEY MARKET FUNDS - 2.37%
First American Treasury Obligations Fund, Class X, 3.98%
(b)
228,137 228,137
Total Money Market Funds (Cost $228,137) 228,137
Total Investments — 99.85% (Cost $8,056,047) 9,596,252
Other Assets in Excess of Liabilities — 0.15% 14,433
NET ASSETS — 100.00% $ 9,610,685
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of October 31, 2025.
The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or  GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard
& Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.